Stockholders' Equity (Recognized Contractor and Employee Expense) (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015
Recognized Employee Expense [Line Items]
Contractor options expense recognized	[1],[2]	$ 56		$ 0
Employee options expense recognized		41	[2]	0	[2]	$ 615	$ 97
Total option expense recognized		$ 97		$ 0

[1]	During the quarter ended March 31, 2017, the Company signed a contract with two vendors, to exchange options for services rendered over a twelve-month period. The contract calls for each vendor to receive four tranches of 10,000 options each over the duration of the service period. Grant dates straddle balance sheet dates. Option expense will be estimated each balance sheet date using the Black-Scholes option pricing model. Once the options are issued, the estimate will be reversed and actual expense recorded. At March 31, 2017, these vendor options were priced using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 2.16%; Expected volatility, 133%; Expected life, 7.0 years.
[2]	On July 5, 2016, the Company issued 235 options to employees and 50 options to various contractors. The conditions of these grants state that 1/3 of the options granted shall vest on July 5, 2017 (the “Vesting Commencement Date”). The remainder of the options granted, shall vest evenly over 24 months beginning from the Vesting Commencement Date, such that all options have vested 36 months after issue. Expense for grants to employees shall be calculated as of the grant date and recognized straight line over the vesting period. Expense for grants to contractors shall be re-measured quarterly up to the Vesting Commencement Date. Subsequent to the Vesting Commencement Date, contractor options will be remeasured monthly until all options granted have fully vested. The employee options were valued at the date of issuance using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 1.27%; Expected volatility, 136%; Expected life, 7. Expense for these options are being recognized evenly, each quarter over the vesting period. The contractor options were re-measured at March 31, 2017 using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 2.11%; Expected volatility, 132%; Expected life, 6.26 years.